April 27, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Variable Life Account — Variable CompLife (“VCL”): Form N-6 Post-Effective Amendment No. 15 (Reg. File No. 33-89188) (“Post-Effective Amendment”)

Commissioners:

On behalf of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or the “Company”), and Northwestern Mutual Variable Life Account (the “Account”), we have attached for filing the above-referenced Post-Effective Amendment to the registration statement of the Account on Form N-6 for an individual scheduled premium variable whole life insurance policy (the “VCL Policy”).

The Post-Effective Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 primarily for purposes of responding to comments received from the SEC staff on Post-Effective Amendment No. 14 to the subject registration statement, updating certain financial information and making routine and clarifying changes. Requests for acceleration of the effective date of the Post-Effective Amendment to May 1, 2006 from the Company, on behalf of the Account, and the principal underwriter for the Account have been included as correspondence herewith.

The following paragraphs provide the Company’s response to oral comments received from Mr. Robert Lamont of the SEC staff on April 20, 2006. For the staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows.

PROSPECTUS

1. Comment: Special terms should be defined in a glossary or within the text. “Policy Value” and “Cash Value” were given as examples.

Response: In response to the SEC staff comment, we have reviewed the Prospectus and believe all special terms are defined or explained. “Policy Value” is defined in third sentence of the second paragraph under the Information About the Policy — The Policy Design section of the Prospectus. “Cash Value” is defined in the third sentence of the first paragraph under the Information About the Policy — Cash Value section of the Prospectus.

2. Comment: Under the Fee and Expense Tables — Periodic Charges Other than Portfolio Operating Expenses, per General Instruction No. 1(f) of Item 3, include the basis on which the charge is imposed in the table, rather than in the footnotes.

Response: The Company has complied with the SEC staff comment.

3. Comment: Under the Fee and Expense Tables — Transaction Fees, add a footnote that describes the OBRA Expense Charge.

Response: In response to the SEC staff comment, the Company has added the following footnote to the Transaction Fees table to describe the OBRA Expense Charge:

Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We make a charge of up to 1.25% against each premium payment to compensate us for corporate taxes.

4. Comment: Modify the paragraph immediately preceding the Range of Total Annual Portfolio Operating Expenses table to reflect that only expense figures included in the first row of the table do not reflect fee waivers or expense limits and reimbursements. Immediately after the heading “Range of total Annual Portfolio Operating Expenses,” a footnote appears that should be moved to the end of the first line of the table immediately below the paragraph under the heading. In addition, the words “lowest” and “highest” in the paragraph immediately under the heading should be changed to read exactly what is in Item 3 of Form N-6.

Response: In response to the SEC staff comment, the Company has modified the paragraph immediately preceding the Range of Total Annual Portfolio Operating Expenses table as recommended by the staff. The Company has also moved the asterisk from the end of the heading “Range of Total Annual Portfolio Operating Expenses” to the end of the first line of the table immediately below the paragraph under the heading (i.e., to the end of the line marked “Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets).”

Use of the terms “minimum” and “maximum” could imply that Portfolio expenses are subject to some form of guarantee with respect to their levels or amounts. Since Portfolio expenses, unlike variable contract charges, are not contractually guaranteed charges, we believe that the use of the terms “lowest” and “highest” provides a more apt description of the range of Portfolio expenses. However, in the interests of ensuring the Post-Effective Amendment is made effective by the SEC staff on May 1, 2006 as requested, the Company will comply with the SEC staff comment.

5. Comment: Immediately after the heading “Range of Total Annual Portfolio Operating Expenses,” the second sentence of the second footnote (marked by a double asterisk) states as follows: “Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year.” Clarify the length of time such arrangements are designed to continue.

Response: In response to the SEC staff comment, we have changed the sentence to read as follows:

Those contractual arrangements are designed to reduce total annual Portfolio operating expenses for Owners and will continue for at least one year from the date of the prospectus.

6. Comment: Please identify the amounts that Northwestern Mutual reserves the right to transfer from the Account as stated in the second paragraph under The Account section of the prospectus.

Response: Amounts Northwestern Mutual reserves the right to transfer from Account assets are amounts in excess of its obligations arising from the variable life insurance policies supported by the Account and include, for example, periodic charges due the depositor. The following sentence has been added at the end of the second paragraph:

Amounts that we might transfer from the Account include payments of periodic charges to the Company such as those shown in the Fee and Expense Tables and such other amounts as permitted by applicable law.

7. Comment: Disclose in the footnote following the listing of Portfolios in the Prospectus that the money market portfolio attempts to maintain a stable net asset value of $1.00 and that it is possible to lose money by investing in a money market portfolio.

Response: In response to the SEC staff comment, the following statement has been added to the beginning of the subject footnote:

Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio.

8. Comment: Consistent with Section 22(e) of the Investment Company Act of 1940, in the first paragraph under the Information About the Policies – Other Policy Provisions — Deferral of Determination and Payment section of the Prospectus, clarify that deferrals in the case of an emergency refers to an emergency as determined by the Securities and Exchange Commission.

Response: In response to the SEC staff comment, the last sentence of the first paragraph of the referenced section has been modified to read as follows:

However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the New York Stock Exchange is closed, or the Securities and Exchange Commission, by order, either has determined that an emergency exists or permits deferral of the determination and payment of benefits for the protection of Policy Owners.

9. Comment: Disclose the possibility that because of proportional voting, a small number of contract owners could determine the outcome of a vote.

Response: In response to the SEC staff comment, the sentence below has been added before the last sentence of the first paragraph in the Voting Rights section in the Prospectus.

Because of this proportional voting requirement it is possible that a small number of Policy Owners could determine the outcome of a particular vote.

10. Comment: Under Tax Treatment of Policy Benefits, add a statement that a death benefit may be subject to federal estate tax and state inheritance taxes.

Response: In response to the SEC staff comment, the following sentence has been added at the end of the second paragraph under the Tax Treatment of Policy Benefits — Other Tax Considerations section of the Prospectus

In addition, a Death Benefit under the Policy may be subject to federal estate and state inheritance taxes.

11. Comment: Under Additional Information, please indicate the correct street address of the SEC’s Public Reference Section and phone number for information on the Public Reference Room’s operations.

Response: In response to the SEC staff comment, the street address has been changed to “100 F St., NE” and the phone number for information on the Public Reference Room’s operation has been changed to 1-202-551-8090.

12. Comment: Referring to the disclosure in the third paragraph under the Annual Dividends section of the Prospectus, please provide greater disclosure of tax consequences associated with the treatment of dividends described in that paragraph under Tax Treatment of Policy Benefits section of the Prospectus.

Response:

•	The Tax Treatment of Life Insurance subsection has been modified in the third paragraph, by adding the following sentences between the second and third sentences:

Dividends, whether paid in cash or applied to increase Policy Value, purchase paid-up additional insurance or pay premiums, are taxed as withdrawals with a resulting reduction in basis. However, the reduction in the basis of the Policy is offset by a corresponding increase in basis when the dividend is applied to increase Policy Value, purchase paid-up additional insurance or pay premiums.

•	The Modified Endowment Contracts subsection has been modified in the fourth paragraph by adding the following phrase at the end of the second sentence:

…, but do not include dividends retained by the Company to increase Policy Value, purchase paid-up additional insurance or pay premiums.

13. Comment: Referring to the Policy Loans section of the Prospectus, please provide greater disclosure of the tax consequences of unpaid loans if the Policy Owner surrenders or exchanges the Policy or in the event that the Policy lapses under the Tax Treatment of Policy Benefits section of the Prospectus.

Response: The Tax Treatment of Life Insurance subsection has been modified

•	In the fourth paragraph, by replacing the first clause of the fourth sentence with the following:

However, if the Policy lapses to no value or is surrendered,…

•	In the fourth paragraph, by adding the following sentence between the fourth and fifth sentences:

If the Policy lapses to paid-up insurance or extended term insurance, the loan will be repaid from the Cash Value of the Policy and the loan repayment will be treated as income and taxable to the extent it exceeds the amount of premiums paid.

•	In the fifth paragraph, by adding the following sentence between the first and second sentences:

Any cash received or loan repaid in an exchange will be taxed to the extent of the gain in the Policy (i.e., on a gain first basis).

STATEMENT OF ADDITIONAL INFORMATION

14. Comment: Confirm that the information required by Items 16, 17, 18, and 21 (other than item 21(c)) to Form N-6 has been included in the Statement of Additional Information to the Amendment.

Response: The Company confirms that the information required by Items 16, 17, 18, and 21 (other than Item 21(c)) to Form N-6 has been included in either the Prospectus or the Statement of Additional Information included in the Post-Effective Amendment.

15. Comment: Pursuant to Item 20(b) and (c) of Form N-6, under Distribution Of The Policies section of the Statement of Additional Information state the aggregate dollar amount of commissions retained by the principal underwriter for each of the Registrant’s last three fiscal years, and provide information with respect to any payments made to other underwriters or dealers.

Response: All commission amounts disclosed in the second paragraph under Distribution Of The Policies for the Registrant’s last three fiscal years represents commission payments NMIS made to agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. The first and second sentences of the second paragraph were modified as follows:

NMIS is the principal underwriter of the Policies for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of variable life insurance policies issued in connection with the Account during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable life insurance policies.

PART C

16. Comment: In response to Item 29 of Form N-6, please include an undertaking by the Registrant that, in the event a claim for indemnification is made by a director, officer or controlling person of the Registrant in connection with the securities being registered, the Registrant, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act an will be governed by the final adjudication of such issue.

Response: The undertaking requested by the staff of the SEC has been included in the Post-Effective Amendment under Item 29 of Part C.

17. Comment: Please set forth the SEC’s policy on indemnification of officers, directors and controlling persons of the Registrant for violations of the Securities Act of 1933 under Item 29 to Part C of the Registration Statement.

Response: The Company has complied with the SEC staff comment.

*         *         *

We believe that the Amendments are complete and responds to all SEC staff comments. As noted above, requests for acceleration of the effective date of the Amendments to May 1, 2006 from the Company, on behalf of the Account, and the principal underwriter accompany the Amendments.

If you have any questions regarding this letter or the enclosed Amendments, please contact the undersigned at (414) 665-2052 or John Dunn at (414) 665-5443. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Very truly yours,

/s/ Michael J. Mazza
Michael J. Mazza Counsel

cc: Robert Lamont

      Sally Samuels

      John Dunn

      Thomas Bisset

Enclosures

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